Income Taxes (Details Narratives) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details)
Net Operating Loss Carryforwards	$ 2,679,077	$ 1,132,304
Operating Loss Carryforward	100.00%	100.00%